Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Retirement Benefit Obligation	Interest Rate Swap Derivative	Accumulated Other Comprehensive Loss
BEGINNING BALANCE at Jan. 02, 2010	$ 1,970,986		$ 2,297,389	$ (217,343)	$ (74,835)	$ (34,225)	$ (109,060)
BEGINNING BALANCE (in shares) at Jan. 02, 2010		1,000
Proceeds from parent company common stock sales	4,737		4,737
Parent company common stock repurchased	(3,916)		(3,916)
Share-based compensation expense	3,482		3,482
Changes in retirement benefit obligations - net of tax benefit	(19,018)				(19,018)		(19,018)
Changes in fair value of interest rate swap derivative - net of tax benefit	(1,393)					(1,393)	(1,393)
Net loss	(12,965)			(12,965)
ENDING BALANCE at Jan. 01, 2011	1,941,913		2,301,692	(230,308)	(93,853)	(35,618)	(129,471)
BEGINNING BALANCE (in shares) at Jan. 01, 2011		1,000
Proceeds from parent company common stock sales	9,960		9,960
Parent company common stock repurchased	(3,222)		(3,222)
Share-based compensation expense	14,677		14,677
Changes in retirement benefit obligations - net of tax benefit	(17,629)				(17,629)		(17,629)
Changes in fair value of interest rate swap derivative - net of tax benefit	17,506					17,506	17,506
Other	(54)	1	(55)
Net loss	(102,171)			(102,171)
ENDING BALANCE at Dec. 31, 2011	1,860,980	1	2,323,052	(332,479)	(111,482)	(18,112)	(129,594)
ENDING BALANCE (in shares) at Dec. 31, 2011		1,000
Proceeds from parent company common stock sales	761		761
Parent company common stock repurchased	(3,734)		(3,734)
Share-based compensation expense	4,312		4,312
Changes in retirement benefit obligations - net of tax benefit	(14,160)				(14,160)		(14,160)
Changes in fair value of interest rate swap derivative - net of tax benefit	17,570					17,570	17,570
Net loss	(51,173)			(51,173)
ENDING BALANCE at Dec. 29, 2012	$ 1,814,556	$ 1	$ 2,324,391	$ (383,652)	$ (125,642)	$ (542)	$ (126,184)
ENDING BALANCE (in shares) at Dec. 29, 2012		1,000